Note 11 - Stockholders' Equity (Details)				12 Months Ended
	Oct. 15, 2025 USD ($) $ / shares shares	May 06, 2025 shares	Apr. 29, 2025 shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in shares)				0
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001
Chief Commercial Officer [Member]
Stock Issued During Period, Shares, New Issues (in shares)				181,528
Costamare Shipping Services Ltd. ("Costamare Services") [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)				158,254
Members of the Konstantakopoulos Family [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	235
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.0001
Proceeds from Issuance of Preferred Stock and Preference Stock | $	$ 200
Preferred Stock, Voting Rights, Number	50,000
Preferred Stock, Redemption Price Per Share (in dollars per share) | $ / shares	$ 1
Spinoff [Member]
Stock Issued During Period, Shares, New Issues (in shares)		24,022,218	24,012,218